Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	WESTMOUNTAIN ALTERNATIVE ENERGY INC
Entity Central Index Key	0001421636
Document Type	8-K/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description	This Amendment to the Form 8-K is filed solely for supplementing the Original Form 8-K to include the consolidated financial statements of C-Bond for the three months ended March 31, 2018 and 2017.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company